Document and Entity Information	Mar. 12, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 12, 2020
Entity Registrant Name	Ventas, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-10989
Entity Tax Identification Number	61-1055020
Entity Address, Address Line One	353 N. Clark Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	877
Local Phone Number	483-6827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000740260
Title of 12(b) Security	Common stock, $0.25 par value
Trading Symbol	VTR
Security Exchange Name	NYSE